GOODWILL AND INTANGIBLE ASSETS, NET (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 6,095,959	$ 6,130,095	$ 6,484,669
Banking El Salvador [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 842,126
Valuation Methodology	Discounted cash flow
Key Assumptions	5 years plan
Discount Rate (real)	12.30%
Growth rate (real)	3.40%
Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 4,557,380
Valuation Methodology	Discounted cash flow
Key Assumptions	5 years plan
Discount Rate (real)	8.90%
Growth rate (real)	6.70%
Banking Guatemala [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill 2017	$ 696,453
Valuation Methodology	Discounted cash flow
Key Assumptions	5 years plan
Discount Rate (real)	11.30%
Growth rate (real)	5.30%